Net Investment in Sales-type Leases (Schedule of Company's Net Investment in Sales-type Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Leases, Capital [Abstract]
Future minimum lease payments receivable	$ 25,910	$ 31,858
Less allowance for doubtful accounts	(844)	(682)
Net future minimum lease payment receivable	25,066	31,176
Less unearned interest income	(1,223)	(1,687)
Net investment in sales-type leases	$ 23,843	$ 29,489